UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Item 1.

Reports to Stockholders

Fidelity Flex℠ Funds Fidelity Flex℠ Inflation-Protected Bond Index Fund Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of June 30, 2018

% of fund's investments
0.01 - 0.99%	69.5
1 - 1.99%	15.9
2 - 2.99%	10.3
3 - 3.99%	4.3

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of June 30, 2018*
U.S. Government and U.S. Government Agency Obligations	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Inflation Protected Securities - 99.6%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$54,488	$51,610
0.75% 2/15/42	73,181	71,505
0.75% 2/15/45	91,501	88,841
0.875% 2/15/47	67,030	65,442
1% 2/15/46	67,030	68,662
1% 2/15/48	47,879	47,290
1.375% 2/15/44	81,702	91,274
1.75% 1/15/28	62,189	67,957
2% 1/15/26	77,003	84,369
2.125% 2/15/40	32,457	40,831
2.125% 2/15/41	41,187	52,187
2.375% 1/15/25	106,334	117,908
2.375% 1/15/27	62,120	70,647
2.5% 1/15/29	85,150	69,967
3.375% 4/15/32	23,996	32,053
3.625% 4/15/28	52,668	66,901
3.875% 4/15/29	64,011	84,428
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/20	198,998	196,866
0.125% 4/15/21	175,460	170,702
0.125% 1/15/22	159,404	156,679
0.125% 4/15/22	181,543	165,489
0.125% 7/15/22	164,516	161,779
0.125% 1/15/23	164,988	161,283
0.125% 7/15/24	160,386	155,913
0.125% 7/15/26	137,172	130,179
0.25% 1/15/25	160,787	156,392
0.375% 7/15/23	163,645	162,160
0.375% 7/15/25	160,591	157,769
0.375% 1/15/27	137,348	131,004
0.375% 7/15/27	137,348	129,535
0.5% 1/15/28	137,348	129,175
0.625% 7/15/21	144,513	145,051
0.625% 4/15/23	66,698	60,414
0.625% 1/15/24	163,215	163,005
0.625% 1/15/26	148,182	144,722
1.125% 1/15/21	136,295	138,058
1.25% 7/15/20	119,479	121,413
1.375% 1/15/20	77,628	78,495
1.875% 7/15/19	63,365	64,384
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $4,259,856)		4,252,339
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $4,259,856)		4,252,339
NET OTHER ASSETS (LIABILITIES) - 0.4%		16,139
NET ASSETS - 100%		$4,268,478

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.6%
Short-Term Investments and Net Other Assets	0.4%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,259,856)		$4,252,339
Cash		6,427
Receivable for investments sold		163,140
Receivable for fund shares sold		4,305
Interest receivable		13,437
Total assets		4,439,648
Liabilities
Payable for investments purchased	$23,158
Payable for fund shares redeemed	148,012
Total liabilities		171,170
Net Assets		$4,268,478
Net Assets consist of:
Paid in capital		$4,223,216
Undistributed net investment income		64,719
Accumulated undistributed net realized gain (loss) on investments		(11,940)
Net unrealized appreciation (depreciation) on investments		(7,517)
Net Assets, for 419,994 shares outstanding		$4,268,478
Net Asset Value, offering price and redemption price per share ($4,268,478 ÷ 419,994 shares)		$10.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$70,267
Expenses
Independent trustees' fees and expenses	$7
Miscellaneous	3
Total expenses		10
Net investment income (loss)		70,257
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(10,006)
Change in net unrealized appreciation (depreciation) on investment securities		(28,634)
Net gain (loss)		(38,640)
Net increase (decrease) in net assets resulting from operations		$31,617

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	For the period March 9, 2017 (commencement of operations) to December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,257	$29,825
Net realized gain (loss)	(10,006)	(1,138)
Change in net unrealized appreciation (depreciation)	(28,634)	21,117
Net increase (decrease) in net assets resulting from operations	31,617	49,804
Distributions to shareholders from net investment income	(6,151)	(2,743)
Distributions to shareholders from net realized gain	(513)	(26,689)
Total distributions	(6,664)	(29,432)
Share transactions
Proceeds from sales of shares	3,063,727	2,914,686
Reinvestment of distributions	6,664	29,432
Cost of shares redeemed	(999,397)	(791,959)
Net increase (decrease) in net assets resulting from share transactions	2,070,994	2,152,159
Total increase (decrease) in net assets	2,095,947	2,172,531
Net Assets
Beginning of period	2,172,531	–
End of period	$4,268,478	$2,172,531
Other Information
Undistributed net investment income end of period	$64,719	$613
Shares
Sold	305,512	287,633
Issued in reinvestment of distributions	661	2,909
Redeemed	(99,332)	(77,389)
Net increase (decrease)	206,841	213,153

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Inflation-Protected Bond Index Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.198	.208
Net realized and unrealized gain (loss)	(.209)	.126
Total from investment operations	(.011)	.334
Distributions from net investment income	(.017)	(.018)
Distributions from net realized gain	(.002)	(.126)
Total distributions	(.019)	(.144)
Net asset value, end of period	$10.16	$10.19
Total ReturnC,D	(.11)%	3.36%
Ratios to Average Net AssetsE
Expenses before reductions	- %F,G	- %F,G
Expenses net of fee waivers, if any	- %F,G	- %F,G
Expenses net of all reductions	- %F,G	- %F,G
Net investment income (loss)	4.00%F	2.50%F
Supplemental Data
Net assets, end of period (000 omitted)	$4,268	$2,173
Portfolio turnover rateH	59%F	42%F

 A For the period March 9, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Flex Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,559
Gross unrealized depreciation	(26,287)
Net unrealized appreciation (depreciation)	$(7,728)
Tax cost	$4,260,067

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 13% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Actual	- %-C	$1,000.00	$998.90	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZXF-SANN-0818
1.9881642.101

Fidelity® Inflation-Protected Bond Index Fund Institutional Class and Institutional Premium Class Semi-Annual Report June 30, 2018

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders

In July, the Board of Trustees approved a proposal to consolidate the Fund’s share classes into a single share class. The consolidation will take place in November and the surviving class name will be Fidelity Inflation-Protected Bond Index. The changes will not impact how the Fund is managed. As part of this initiative, effective August 1, 2018, the Board of Trustees approved a change in the expense contract limiting the total expenses paid by each class, with certain exceptions, to .05% of each class’ average net assets on an annual basis. Also, purchase minimums and eligibility requirements were removed.

Investment Summary (Unaudited)

Coupon Distribution as of June 30, 2018

% of fund's investments
0.01 - 0.99%	69.4
1 - 1.99%	15.9
2 - 2.99%	10.3
3 - 3.99%	4.3

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of June 30, 2018*
U.S. Government and U.S. Government Agency Obligations	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Inflation Protected Securities - 99.7%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$50,666,837	$47,991,220
0.75% 2/15/42	68,549,342	66,979,640
0.75% 2/15/45	85,209,101	82,732,007
0.875% 2/15/47	61,394,006	61,443,467
1% 2/15/46	62,591,736	64,513,949
1% 2/15/48	44,866,824	43,909,932
1.375% 2/15/44	76,464,734	85,422,792
1.75% 1/15/28	58,175,305	63,571,327
2% 1/15/26	72,227,308	79,136,420
2.125% 2/15/40	30,659,416	38,569,333
2.125% 2/15/41	39,015,757	49,435,869
2.375% 1/15/25	99,154,170	109,946,617
2.375% 1/15/27	58,111,550	66,088,867
2.5% 1/15/29	56,131,943	65,989,445
3.375% 4/15/32	22,643,764	30,246,630
3.625% 4/15/28	48,984,692	62,221,655
3.875% 4/15/29	59,604,463	78,616,076
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/20	186,261,828	184,264,774
0.125% 4/15/21	161,953,955	159,463,347
0.125% 1/15/22	149,492,978	146,937,753
0.125% 4/15/22	157,804,979	154,566,442
0.125% 7/15/22	154,186,366	151,621,379
0.125% 1/15/23	154,902,399	151,423,923
0.125% 7/15/24	150,638,180	146,437,516
0.125% 7/15/26	127,381,308	122,035,581
0.25% 1/15/25	150,993,915	146,866,726
0.375% 7/15/23	153,657,009	152,263,233
0.375% 7/15/25	150,826,682	148,176,390
0.375% 1/15/27	126,400,452	122,808,295
0.375% 7/15/27	124,904,849	121,513,922
0.5% 1/15/28	123,871,321	121,179,413
0.625% 7/15/21	135,438,883	135,942,785
0.625% 4/15/23	56,194,014	56,095,752
0.625% 1/15/24	153,218,742	153,021,920
0.625% 1/15/26	135,825,580	135,087,573
1.125% 1/15/21	127,593,167	129,243,527
1.25% 7/15/20	111,548,917	113,354,516
1.375% 1/15/20	72,588,702	73,400,131
1.875% 7/15/19	59,853,807	60,816,987
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $4,010,868,901)		3,983,337,131
	Shares	Value

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 1.93% (a)
(Cost $5,914,611)	5,913,428	5,914,611
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $4,016,783,512)		3,989,251,742
NET OTHER ASSETS (LIABILITIES) - 0.2%		6,911,831
NET ASSETS - 100%		$3,996,163,573

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,369
Total	$27,369

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$3,983,337,131	$--	$3,983,337,131	$--
Money Market Funds	5,914,611	5,914,611	--	--
Total Investments in Securities:	$3,989,251,742	$5,914,611	$3,983,337,131	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.7%
Short-Term Investments and Net Other Assets	0.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,010,868,901)	$3,983,337,131
Fidelity Central Funds (cost $5,914,611)	5,914,611
Total Investment in Securities (cost $4,016,783,512)		$3,989,251,742
Receivable for investments sold		18,370,878
Receivable for fund shares sold		106,514,016
Interest receivable		11,859,741
Distributions receivable from Fidelity Central Funds		8,354
Total assets		4,126,004,731
Liabilities
Payable for investments purchased	$127,506,279
Payable for fund shares redeemed	2,023,228
Distributions payable	130,405
Accrued management fee	150,018
Other affiliated payables	31,228
Total liabilities		129,841,158
Net Assets		$3,996,163,573
Net Assets consist of:
Paid in capital		$3,985,188,931
Undistributed net investment income		52,438,585
Accumulated undistributed net realized gain (loss) on investments		(13,932,173)
Net unrealized appreciation (depreciation) on investments		(27,531,770)
Net Assets		$3,996,163,573
Investor Class:
Net Asset Value, offering price and redemption price per share ($15,491,398 ÷ 1,578,298 shares)		$9.82
Premium Class:
Net Asset Value, offering price and redemption price per share ($807,201,821 ÷ 82,240,405 shares)		$9.82
Institutional Class:
Net Asset Value, offering price and redemption price per share ($484,420,037 ÷ 49,353,083 shares)		$9.82
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,689,050,317 ÷ 273,942,953 shares)		$9.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$57,123,519
Income from Fidelity Central Funds		27,369
Total income		57,150,888
Expenses
Management fee	$799,179
Transfer agent fees	190,597
Independent trustees' fees and expenses	6,345
Miscellaneous	3,295
Total expenses before reductions	999,416
Expense reductions	(438)
Total expenses after reductions		998,978
Net investment income (loss)		56,151,910
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,408,143)
Total net realized gain (loss)		(3,408,143)
Change in net unrealized appreciation (depreciation) on investment securities		(47,174,299)
Net gain (loss)		(50,582,442)
Net increase (decrease) in net assets resulting from operations		$5,569,468

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,151,910	$31,242,983
Net realized gain (loss)	(3,408,143)	(3,115,968)
Change in net unrealized appreciation (depreciation)	(47,174,299)	20,120,313
Net increase (decrease) in net assets resulting from operations	5,569,468	48,247,328
Distributions to shareholders from net investment income	(4,177,010)	(1,735,485)
Distributions to shareholders from net realized gain	–	(28,614,160)
Distributions to shareholders from tax return of capital	–	(1,451,713)
Total distributions	(4,177,010)	(31,801,358)
Share transactions - net increase (decrease)	1,252,571,916	1,613,684,467
Total increase (decrease) in net assets	1,253,964,374	1,630,130,437
Net Assets
Beginning of period	2,742,199,199	1,112,068,762
End of period	$3,996,163,573	$2,742,199,199
Other Information
Undistributed net investment income end of period	$52,438,585	$463,685

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Inflation-Protected Bond Index Fund Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.84	$9.68	$9.38	$9.58	$9.34	$10.29
Income from Investment Operations
Net investment income (loss)A	.164	.205	.161	.026	.097	.006
Net realized and unrealized gain (loss)	(.178)	.071	.288	(.204)	.233	(.908)
Total from investment operations	(.014)	.276	.449	(.178)	.330	(.902)
Distributions from net investment income	(.006)	(.002)	(.003)	–	–	–B
Distributions from net realized gain	–	(.108)	(.146)	(.022)	(.090)	(.048)
Tax return of capital	–	(.006)	–	–	–	–
Total distributions	(.006)	(.116)	(.149)	(.022)	(.090)	(.048)
Net asset value, end of period	$9.82	$9.84	$9.68	$9.38	$9.58	$9.34
Total ReturnC,D	(.14)%	2.86%	4.80%	(1.86)%	3.54%	(8.77)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.19%G	.19%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.19%G	.19%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.19%G	.19%	.20%	.20%	.20%	.20%
Net investment income (loss)	3.41%G	2.08%	1.63%	.28%	.99%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$15,491	$11,719	$9,040	$278,414	$4,534	$1,918
Portfolio turnover rateH	26 %G	33%	19%	25%	42%	39%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Inflation-Protected Bond Index Fund Premium Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.84	$9.67	$9.38	$9.58	$9.34	$10.29
Income from Investment Operations
Net investment income (loss)A	.170	.214	.170	.036	.106	.015
Net realized and unrealized gain (loss)	(.179)	.079	.273	(.205)	.234	(.908)
Total from investment operations	(.009)	.293	.443	(.169)	.340	(.893)
Distributions from net investment income	(.011)	(.009)	(.007)	–	–	–B
Distributions from net realized gain	–	(.108)	(.146)	(.031)	(.100)	(.057)
Tax return of capital	–	(.006)	–	–	–	–
Total distributions	(.011)	(.123)	(.153)	(.031)	(.100)	(.057)
Net asset value, end of period	$9.82	$9.84	$9.67	$9.38	$9.58	$9.34
Total ReturnC,D	(.09)%	3.05%	4.73%	(1.76)%	3.64%	(8.67)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%G	.09%	.09%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09%G	.09%	.09%	.10%	.10%	.10%
Expenses net of all reductions	.09%G	.09%	.09%	.10%	.10%	.10%
Net investment income (loss)	3.51%G	2.18%	1.74%	.38%	1.09%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$807,202	$958,214	$480,884	$248,799	$185,804	$87,383
Portfolio turnover rateH	26 %G	33%	19%	25%	42%	39%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Inflation-Protected Bond Index Fund Institutional Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.84	$9.67	$9.38	$9.58	$9.34	$10.29
Income from Investment Operations
Net investment income (loss)A	.170	.217	.172	.039	.105	.019
Net realized and unrealized gain (loss)	(.177)	.079	.273	(.205)	.238	(.909)
Total from investment operations	(.007)	.296	.445	(.166)	.343	(.890)
Distributions from net investment income	(.013)	(.012)	(.009)	–	–	–B
Distributions from net realized gain	–	(.108)	(.146)	(.034)	(.103)	(.060)
Tax return of capital	–	(.006)	–	–	–	–
Total distributions	(.013)	(.126)	(.155)	(.034)	(.103)	(.060)
Net asset value, end of period	$9.82	$9.84	$9.67	$9.38	$9.58	$9.34
Total ReturnC,D	(.07)%	3.08%	4.76%	(1.73)%	3.67%	(8.65)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G	.06%	.06%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.06%G	.06%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.06%G	.06%	.06%	.07%	.07%	.07%
Net investment income (loss)	3.54%G	2.21%	1.77%	.41%	1.12%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$484,420	$331,191	$117,757	$11,305	$10,127	$94
Portfolio turnover rateH	26 %G	33%	19%	25%	42%	39%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.84	$9.68	$9.38	$9.58	$9.34	$10.29
Income from Investment Operations
Net investment income (loss)A	.170	.219	.173	.041	.111	.021
Net realized and unrealized gain (loss)	(.177)	.068	.283	(.205)	.233	(.909)
Total from investment operations	(.007)	.287	.456	(.164)	.344	(.888)
Distributions from net investment income	(.013)	(.013)	(.010)	–	–	–B
Distributions from net realized gain	–	(.108)	(.146)	(.036)	(.104)	(.062)
Tax return of capital	–	(.006)	–	–	–	–
Total distributions	(.013)	(.127)	(.156)	(.036)	(.104)	(.062)
Net asset value, end of period	$9.82	$9.84	$9.68	$9.38	$9.58	$9.34
Total ReturnC,D	(.07)%	2.98%	4.88%	(1.71)%	3.69%	(8.63)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%G	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%G	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	3.55%G	2.22%	1.78%	.43%	1.14%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$2,689,050	$1,441,076	$504,388	$91	$93	$94
Portfolio turnover rateH	26 %G	33%	19%	25%	42%	39%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, tax return of capital distributions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,656,197
Gross unrealized depreciation	(43,849,067)
Net unrealized appreciation (depreciation)	$(34,192,870)
Tax cost	$4,023,444,612

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,344,131)
Long-term	(6,493,460)
Total capital loss carryforward	$(7,837,591)

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.19%
Premium Class	.09%
Institutional Class	.06%
Institutional Premium Class	.05%

Effective August 1, 2018, the Board of Trustees approved a change in the expense contract limiting the total expenses paid by each class, with certain exceptions, to .05% of each class' average net assets on an annual basis.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .14%, .04% and .01% of class-level average net assets, respectively and Institutional Premium Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$9,920
Premium Class	161,600
Institutional Class	19,077
$190,597

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,295 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $438.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Investor Class	$9,461	$2,127
Premium Class	923,519	661,901
Institutional Class	503,891	241,051
Institutional Premium Class	2,740,139	830,406
Total	$4,177,010	$1,735,485
Tax Return of Capital
Investor Class	$–	$6,270
Premium Class	–	468,397
Institutional Class	–	181,141
Institutional Premium Class	–	795,904
Total	$–	$1,451,713
From net realized gain
Investor Class	$–	$123,590
Premium Class	–	9,232,402
Institutional Class	–	3,570,406
Institutional Premium Class	–	15,687,763
Total	$–	$28,614,160

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Investor Class
Shares sold	1,363,000	2,317,849	$13,255,061	$22,699,489
Reinvestment of distributions	820	11,065	7,995	108,017
Shares redeemed	(976,364)	(2,072,392)	(9,462,357)	(20,305,189)
Net increase (decrease)	387,456	256,522	$3,800,699	$2,502,317
Premium Class
Shares sold	28,892,660	69,171,679	$281,524,292	$678,945,024
Reinvestment of distributions	80,002	923,465	779,704	9,017,006
Shares redeemed	(44,099,783)	(22,435,106)	(425,179,323)	(220,334,018)
Net increase (decrease)	(15,127,121)	47,660,038	$(142,875,327)	$467,628,012
Institutional Class
Shares sold	18,787,119	31,379,441	$182,929,403	$308,515,624
Reinvestment of distributions	45,519	374,810	443,823	3,659,843
Shares redeemed	(3,132,798)	(10,273,168)	(30,441,703)	(100,972,907)
Net increase (decrease)	15,699,840	21,481,083	$152,931,523	$211,202,560
Institutional Premium Class
Shares sold	147,313,024	126,205,555	$1,431,339,869	$1,245,516,991
Reinvestment of distributions	270,916	1,770,644	2,640,959	17,305,378
Shares redeemed	(20,055,532)	(33,693,514)	(195,265,807)	(330,470,791)
Net increase (decrease)	127,528,408	94,282,685	$1,238,715,021	$932,351,578

9. Proposed Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Inflation-Protected Bond Fund. Pursuant to the Agreement the Fund will acquire all the assets and assume all the liabilities of Fidelity Inflation-Protected Bond Fund. The reorganization will be accomplished by an exchange of Class A, Class M, Class C, Inflation-Protected Bond and Class I shares of Fidelity Inflation-Protected Bond Fund for shares of Investor Class of Fidelity Inflation-Protected Bond Index Fund at their respective net asset value on the date the reorganization is effective.

The Fidelity Inflation-Protected Bond Fund shareholders approved the reorganization which is expected to become effective on or about August 24, 2018. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund was the owner of record of approximately 18% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 37% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Investor Class	.19%
Actual		$1,000.00	$998.60	$.94*
Hypothetical-C		$1,000.00	$1,023.85	$.95*
Premium Class	.09%
Actual		$1,000.00	$999.10	$.45*
Hypothetical-C		$1,000.00	$1,024.35	$.45*
Institutional Class	.06%
Actual		$1,000.00	$999.30	$.30
Hypothetical-C		$1,000.00	$1,024.50	$.30
Institutional Premium Class	.05%
Actual		$1,000.00	$999.30	$.25
Hypothetical-C		$1,000.00	$1,024.55	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

* If fees and changes to the class level expense contract and/ or expense cap, effective August 1, 2018, had been in effect during the current period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Investor Class	.05%
Actual		$.25
Hypothetical-(b)		$.25
Premium Class	.05%
Actual		$.25
Hypothetical-(b)		$.25

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

PIB-I-PIB-AI-SANN-0818
1.939241.105

Fidelity® Inflation-Protected Bond Index Fund Investor Class and Premium Class Semi-Annual Report June 30, 2018

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders

In July, the Board of Trustees approved a proposal to consolidate the Fund’s share classes into a single share class. The consolidation will take place in November and the surviving class name will be Fidelity Inflation-Protected Bond Index. The changes will not impact how the Fund is managed. As part of this initiative, effective August 1, 2018, the Board of Trustees approved a change in the expense contract limiting the total expenses paid by each class, with certain exceptions, to .05% of each class’ average net assets on an annual basis. Also, purchase minimums and eligibility requirements were removed.

Investment Summary (Unaudited)

Coupon Distribution as of June 30, 2018

% of fund's investments
0.01 - 0.99%	69.4
1 - 1.99%	15.9
2 - 2.99%	10.3
3 - 3.99%	4.3

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of June 30, 2018*
U.S. Government and U.S. Government Agency Obligations	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Inflation Protected Securities - 99.7%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$50,666,837	$47,991,220
0.75% 2/15/42	68,549,342	66,979,640
0.75% 2/15/45	85,209,101	82,732,007
0.875% 2/15/47	61,394,006	61,443,467
1% 2/15/46	62,591,736	64,513,949
1% 2/15/48	44,866,824	43,909,932
1.375% 2/15/44	76,464,734	85,422,792
1.75% 1/15/28	58,175,305	63,571,327
2% 1/15/26	72,227,308	79,136,420
2.125% 2/15/40	30,659,416	38,569,333
2.125% 2/15/41	39,015,757	49,435,869
2.375% 1/15/25	99,154,170	109,946,617
2.375% 1/15/27	58,111,550	66,088,867
2.5% 1/15/29	56,131,943	65,989,445
3.375% 4/15/32	22,643,764	30,246,630
3.625% 4/15/28	48,984,692	62,221,655
3.875% 4/15/29	59,604,463	78,616,076
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/20	186,261,828	184,264,774
0.125% 4/15/21	161,953,955	159,463,347
0.125% 1/15/22	149,492,978	146,937,753
0.125% 4/15/22	157,804,979	154,566,442
0.125% 7/15/22	154,186,366	151,621,379
0.125% 1/15/23	154,902,399	151,423,923
0.125% 7/15/24	150,638,180	146,437,516
0.125% 7/15/26	127,381,308	122,035,581
0.25% 1/15/25	150,993,915	146,866,726
0.375% 7/15/23	153,657,009	152,263,233
0.375% 7/15/25	150,826,682	148,176,390
0.375% 1/15/27	126,400,452	122,808,295
0.375% 7/15/27	124,904,849	121,513,922
0.5% 1/15/28	123,871,321	121,179,413
0.625% 7/15/21	135,438,883	135,942,785
0.625% 4/15/23	56,194,014	56,095,752
0.625% 1/15/24	153,218,742	153,021,920
0.625% 1/15/26	135,825,580	135,087,573
1.125% 1/15/21	127,593,167	129,243,527
1.25% 7/15/20	111,548,917	113,354,516
1.375% 1/15/20	72,588,702	73,400,131
1.875% 7/15/19	59,853,807	60,816,987
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $4,010,868,901)		3,983,337,131
	Shares	Value

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 1.93% (a)
(Cost $5,914,611)	5,913,428	5,914,611
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $4,016,783,512)		3,989,251,742
NET OTHER ASSETS (LIABILITIES) - 0.2%		6,911,831
NET ASSETS - 100%		$3,996,163,573

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,369
Total	$27,369

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$3,983,337,131	$--	$3,983,337,131	$--
Money Market Funds	5,914,611	5,914,611	--	--
Total Investments in Securities:	$3,989,251,742	$5,914,611	$3,983,337,131	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.7%
Short-Term Investments and Net Other Assets	0.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,010,868,901)	$3,983,337,131
Fidelity Central Funds (cost $5,914,611)	5,914,611
Total Investment in Securities (cost $4,016,783,512)		$3,989,251,742
Receivable for investments sold		18,370,878
Receivable for fund shares sold		106,514,016
Interest receivable		11,859,741
Distributions receivable from Fidelity Central Funds		8,354
Total assets		4,126,004,731
Liabilities
Payable for investments purchased	$127,506,279
Payable for fund shares redeemed	2,023,228
Distributions payable	130,405
Accrued management fee	150,018
Other affiliated payables	31,228
Total liabilities		129,841,158
Net Assets		$3,996,163,573
Net Assets consist of:
Paid in capital		$3,985,188,931
Undistributed net investment income		52,438,585
Accumulated undistributed net realized gain (loss) on investments		(13,932,173)
Net unrealized appreciation (depreciation) on investments		(27,531,770)
Net Assets		$3,996,163,573
Investor Class:
Net Asset Value, offering price and redemption price per share ($15,491,398 ÷ 1,578,298 shares)		$9.82
Premium Class:
Net Asset Value, offering price and redemption price per share ($807,201,821 ÷ 82,240,405 shares)		$9.82
Institutional Class:
Net Asset Value, offering price and redemption price per share ($484,420,037 ÷ 49,353,083 shares)		$9.82
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,689,050,317 ÷ 273,942,953 shares)		$9.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$57,123,519
Income from Fidelity Central Funds		27,369
Total income		57,150,888
Expenses
Management fee	$799,179
Transfer agent fees	190,597
Independent trustees' fees and expenses	6,345
Miscellaneous	3,295
Total expenses before reductions	999,416
Expense reductions	(438)
Total expenses after reductions		998,978
Net investment income (loss)		56,151,910
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,408,143)
Total net realized gain (loss)		(3,408,143)
Change in net unrealized appreciation (depreciation) on investment securities		(47,174,299)
Net gain (loss)		(50,582,442)
Net increase (decrease) in net assets resulting from operations		$5,569,468

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,151,910	$31,242,983
Net realized gain (loss)	(3,408,143)	(3,115,968)
Change in net unrealized appreciation (depreciation)	(47,174,299)	20,120,313
Net increase (decrease) in net assets resulting from operations	5,569,468	48,247,328
Distributions to shareholders from net investment income	(4,177,010)	(1,735,485)
Distributions to shareholders from net realized gain	–	(28,614,160)
Distributions to shareholders from tax return of capital	–	(1,451,713)
Total distributions	(4,177,010)	(31,801,358)
Share transactions - net increase (decrease)	1,252,571,916	1,613,684,467
Total increase (decrease) in net assets	1,253,964,374	1,630,130,437
Net Assets
Beginning of period	2,742,199,199	1,112,068,762
End of period	$3,996,163,573	$2,742,199,199
Other Information
Undistributed net investment income end of period	$52,438,585	$463,685

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Inflation-Protected Bond Index Fund Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.84	$9.68	$9.38	$9.58	$9.34	$10.29
Income from Investment Operations
Net investment income (loss)A	.164	.205	.161	.026	.097	.006
Net realized and unrealized gain (loss)	(.178)	.071	.288	(.204)	.233	(.908)
Total from investment operations	(.014)	.276	.449	(.178)	.330	(.902)
Distributions from net investment income	(.006)	(.002)	(.003)	–	–	–B
Distributions from net realized gain	–	(.108)	(.146)	(.022)	(.090)	(.048)
Tax return of capital	–	(.006)	–	–	–	–
Total distributions	(.006)	(.116)	(.149)	(.022)	(.090)	(.048)
Net asset value, end of period	$9.82	$9.84	$9.68	$9.38	$9.58	$9.34
Total ReturnC,D	(.14)%	2.86%	4.80%	(1.86)%	3.54%	(8.77)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.19%G	.19%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.19%G	.19%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.19%G	.19%	.20%	.20%	.20%	.20%
Net investment income (loss)	3.41%G	2.08%	1.63%	.28%	.99%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$15,491	$11,719	$9,040	$278,414	$4,534	$1,918
Portfolio turnover rateH	26 %G	33%	19%	25%	42%	39%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Inflation-Protected Bond Index Fund Premium Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.84	$9.67	$9.38	$9.58	$9.34	$10.29
Income from Investment Operations
Net investment income (loss)A	.170	.214	.170	.036	.106	.015
Net realized and unrealized gain (loss)	(.179)	.079	.273	(.205)	.234	(.908)
Total from investment operations	(.009)	.293	.443	(.169)	.340	(.893)
Distributions from net investment income	(.011)	(.009)	(.007)	–	–	–B
Distributions from net realized gain	–	(.108)	(.146)	(.031)	(.100)	(.057)
Tax return of capital	–	(.006)	–	–	–	–
Total distributions	(.011)	(.123)	(.153)	(.031)	(.100)	(.057)
Net asset value, end of period	$9.82	$9.84	$9.67	$9.38	$9.58	$9.34
Total ReturnC,D	(.09)%	3.05%	4.73%	(1.76)%	3.64%	(8.67)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%G	.09%	.09%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09%G	.09%	.09%	.10%	.10%	.10%
Expenses net of all reductions	.09%G	.09%	.09%	.10%	.10%	.10%
Net investment income (loss)	3.51%G	2.18%	1.74%	.38%	1.09%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$807,202	$958,214	$480,884	$248,799	$185,804	$87,383
Portfolio turnover rateH	26 %G	33%	19%	25%	42%	39%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Inflation-Protected Bond Index Fund Institutional Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.84	$9.67	$9.38	$9.58	$9.34	$10.29
Income from Investment Operations
Net investment income (loss)A	.170	.217	.172	.039	.105	.019
Net realized and unrealized gain (loss)	(.177)	.079	.273	(.205)	.238	(.909)
Total from investment operations	(.007)	.296	.445	(.166)	.343	(.890)
Distributions from net investment income	(.013)	(.012)	(.009)	–	–	–B
Distributions from net realized gain	–	(.108)	(.146)	(.034)	(.103)	(.060)
Tax return of capital	–	(.006)	–	–	–	–
Total distributions	(.013)	(.126)	(.155)	(.034)	(.103)	(.060)
Net asset value, end of period	$9.82	$9.84	$9.67	$9.38	$9.58	$9.34
Total ReturnC,D	(.07)%	3.08%	4.76%	(1.73)%	3.67%	(8.65)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G	.06%	.06%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.06%G	.06%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.06%G	.06%	.06%	.07%	.07%	.07%
Net investment income (loss)	3.54%G	2.21%	1.77%	.41%	1.12%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$484,420	$331,191	$117,757	$11,305	$10,127	$94
Portfolio turnover rateH	26 %G	33%	19%	25%	42%	39%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.84	$9.68	$9.38	$9.58	$9.34	$10.29
Income from Investment Operations
Net investment income (loss)A	.170	.219	.173	.041	.111	.021
Net realized and unrealized gain (loss)	(.177)	.068	.283	(.205)	.233	(.909)
Total from investment operations	(.007)	.287	.456	(.164)	.344	(.888)
Distributions from net investment income	(.013)	(.013)	(.010)	–	–	–B
Distributions from net realized gain	–	(.108)	(.146)	(.036)	(.104)	(.062)
Tax return of capital	–	(.006)	–	–	–	–
Total distributions	(.013)	(.127)	(.156)	(.036)	(.104)	(.062)
Net asset value, end of period	$9.82	$9.84	$9.68	$9.38	$9.58	$9.34
Total ReturnC,D	(.07)%	2.98%	4.88%	(1.71)%	3.69%	(8.63)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%G	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.05%G	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	3.55%G	2.22%	1.78%	.43%	1.14%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$2,689,050	$1,441,076	$504,388	$91	$93	$94
Portfolio turnover rateH	26 %G	33%	19%	25%	42%	39%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, tax return of capital distributions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,656,197
Gross unrealized depreciation	(43,849,067)
Net unrealized appreciation (depreciation)	$(34,192,870)
Tax cost	$4,023,444,612

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,344,131)
Long-term	(6,493,460)
Total capital loss carryforward	$(7,837,591)

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.19%
Premium Class	.09%
Institutional Class	.06%
Institutional Premium Class	.05%

Effective August 1, 2018, the Board of Trustees approved a change in the expense contract limiting the total expenses paid by each class, with certain exceptions, to .05% of each class' average net assets on an annual basis.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .14%, .04% and .01% of class-level average net assets, respectively and Institutional Premium Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$9,920
Premium Class	161,600
Institutional Class	19,077
$190,597

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,295 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $438.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Investor Class	$9,461	$2,127
Premium Class	923,519	661,901
Institutional Class	503,891	241,051
Institutional Premium Class	2,740,139	830,406
Total	$4,177,010	$1,735,485
Tax Return of Capital
Investor Class	$–	$6,270
Premium Class	–	468,397
Institutional Class	–	181,141
Institutional Premium Class	–	795,904
Total	$–	$1,451,713
From net realized gain
Investor Class	$–	$123,590
Premium Class	–	9,232,402
Institutional Class	–	3,570,406
Institutional Premium Class	–	15,687,763
Total	$–	$28,614,160

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Investor Class
Shares sold	1,363,000	2,317,849	$13,255,061	$22,699,489
Reinvestment of distributions	820	11,065	7,995	108,017
Shares redeemed	(976,364)	(2,072,392)	(9,462,357)	(20,305,189)
Net increase (decrease)	387,456	256,522	$3,800,699	$2,502,317
Premium Class
Shares sold	28,892,660	69,171,679	$281,524,292	$678,945,024
Reinvestment of distributions	80,002	923,465	779,704	9,017,006
Shares redeemed	(44,099,783)	(22,435,106)	(425,179,323)	(220,334,018)
Net increase (decrease)	(15,127,121)	47,660,038	$(142,875,327)	$467,628,012
Institutional Class
Shares sold	18,787,119	31,379,441	$182,929,403	$308,515,624
Reinvestment of distributions	45,519	374,810	443,823	3,659,843
Shares redeemed	(3,132,798)	(10,273,168)	(30,441,703)	(100,972,907)
Net increase (decrease)	15,699,840	21,481,083	$152,931,523	$211,202,560
Institutional Premium Class
Shares sold	147,313,024	126,205,555	$1,431,339,869	$1,245,516,991
Reinvestment of distributions	270,916	1,770,644	2,640,959	17,305,378
Shares redeemed	(20,055,532)	(33,693,514)	(195,265,807)	(330,470,791)
Net increase (decrease)	127,528,408	94,282,685	$1,238,715,021	$932,351,578

9. Proposed Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Inflation-Protected Bond Fund. Pursuant to the Agreement the Fund will acquire all the assets and assume all the liabilities of Fidelity Inflation-Protected Bond Fund. The reorganization will be accomplished by an exchange of Class A, Class M, Class C, Inflation-Protected Bond and Class I shares of Fidelity Inflation-Protected Bond Fund for shares of Investor Class of Fidelity Inflation-Protected Bond Index Fund at their respective net asset value on the date the reorganization is effective.

The Fidelity Inflation-Protected Bond Fund shareholders approved the reorganization which is expected to become effective on or about August 24, 2018. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund was the owner of record of approximately 18% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 37% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Investor Class	.19%
Actual		$1,000.00	$998.60	$.94*
Hypothetical-C		$1,000.00	$1,023.85	$.95*
Premium Class	.09%
Actual		$1,000.00	$999.10	$.45*
Hypothetical-C		$1,000.00	$1,024.35	$.45*
Institutional Class	.06%
Actual		$1,000.00	$999.30	$.30
Hypothetical-C		$1,000.00	$1,024.50	$.30
Institutional Premium Class	.05%
Actual		$1,000.00	$999.30	$.25
Hypothetical-C		$1,000.00	$1,024.55	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

* If fees and changes to the class level expense contract and/ or expense cap, effective August 1, 2018, had been in effect during the current period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Investor Class	.05%
Actual		$.25
Hypothetical-(b)		$.25
Premium Class	.05%
Actual		$.25
Hypothetical-(b)		$.25

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

PIB-SANN-0818
1.939224.106

Fidelity® Series Inflation-Protected Bond Index Fund Semi-Annual Report June 30, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of June 30, 2018

% of fund's investments
0.01 - 0.99%	76.8
1 - 1.99%	13.5
2 - 2.99%	7.8
3 - 3.99%	1.9

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of June 30, 2018*
U.S. Government and U.S. Government Agency Obligations	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Inflation Protected Securities - 99.7%

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$70,333,231	$76,856,956
2% 1/15/26	87,321,107	95,674,061
2.375% 1/15/25	119,874,757	132,922,539
2.375% 1/15/27	70,254,670	79,898,945
3.625% 4/15/28	59,220,946	75,224,017
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/20	225,186,203	222,771,809
0.125% 4/15/21	195,798,709	192,787,619
0.125% 1/15/22	180,733,885	177,644,672
0.125% 4/15/22	190,783,351	186,868,019
0.125% 7/15/22	186,407,534	183,306,528
0.125% 1/15/23	187,273,774	183,068,369
0.125% 7/15/24	182,118,121	177,039,616
0.125% 7/15/26	154,001,481	147,538,602
0.25% 1/15/25	182,548,387	177,558,704
0.375% 7/15/23	185,767,979	184,082,935
0.375% 7/15/25	182,345,843	179,141,703
0.375% 1/15/27	152,814,825	148,472,001
0.375% 7/15/27	151,007,350	146,907,791
0.5% 1/15/28	149,758,215	146,503,748
0.625% 7/15/21	163,742,349	164,351,555
0.625% 4/15/23	67,937,959	67,819,161
0.625% 1/15/24	185,238,862	185,000,907
0.625% 1/15/26	164,210,050	163,317,816
1.125% 1/15/21	154,257,827	156,253,083
1.25% 7/15/20	134,861,179	137,044,124
1.375% 1/15/20	87,758,513	88,739,517
1.875% 7/15/19	72,362,465	73,526,936
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $3,983,927,598)		3,950,321,733
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 1.93% (a)
(Cost $156,480)	156,448	156,480
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $3,984,084,078)		3,950,478,213
NET OTHER ASSETS (LIABILITIES) - 0.3%		13,479,515
NET ASSETS - 100%		$3,963,957,728

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,625
Total	$8,625

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$3,950,321,733	$--	$3,950,321,733	$--
Money Market Funds	156,480	156,480	--	--
Total Investments in Securities:	$3,950,478,213	$156,480	$3,950,321,733	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.7%
Short-Term Investments and Net Other Assets	0.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,983,927,598)	$3,950,321,733
Fidelity Central Funds (cost $156,480)	156,480
Total Investment in Securities (cost $3,984,084,078)		$3,950,478,213
Receivable for fund shares sold		444,771,483
Interest receivable		9,513,744
Distributions receivable from Fidelity Central Funds		1,361
Total assets		4,404,764,801
Liabilities
Payable for investments purchased	$413,208,329
Payable for fund shares redeemed	27,589,367
Distributions payable	6
Other payables and accrued expenses	9,371
Total liabilities		440,807,073
Net Assets		$3,963,957,728
Net Assets consist of:
Paid in capital		$3,962,096,100
Undistributed net investment income		43,937,330
Accumulated undistributed net realized gain (loss) on investments		(8,469,837)
Net unrealized appreciation (depreciation) on investments		(33,605,865)
Net Assets		$3,963,957,728
Net Asset Value, offering price and redemption price per share ($3,963,957,728 ÷ 406,281,398 shares)		$9.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2018 (Unaudited)
Investment Income
Interest		$43,599,371
Income from Fidelity Central Funds		8,625
Total income		43,607,996
Expenses
Custodian fees and expenses	$16,599
Independent trustees' fees and expenses	5,260
Miscellaneous	3,416
Total expenses before reductions	25,275
Expense reductions	(10)
Total expenses after reductions		25,265
Net investment income (loss)		43,582,731
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,362,730)
Total net realized gain (loss)		(1,362,730)
Change in net unrealized appreciation (depreciation) on investment securities		(36,738,132)
Net gain (loss)		(38,100,862)
Net increase (decrease) in net assets resulting from operations		$5,481,869

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2018 (Unaudited)	Year ended December 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,582,731	$50,851,761
Net realized gain (loss)	(1,362,730)	(2,018,191)
Change in net unrealized appreciation (depreciation)	(36,738,132)	(5,424,071)
Net increase (decrease) in net assets resulting from operations	5,481,869	43,409,499
Distributions to shareholders from net investment income	(3,233,407)	(2,789,614)
Distributions to shareholders from net realized gain	–	(46,679,165)
Total distributions	(3,233,407)	(49,468,779)
Share transactions - net increase (decrease)	1,559,412,709	157,979,534
Total increase (decrease) in net assets	1,561,661,171	151,920,254
Net Assets
Beginning of period	2,402,296,557	2,250,376,303
End of period	$3,963,957,728	$2,402,296,557
Other Information
Undistributed net investment income end of period	$43,937,330	$3,588,006

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Inflation-Protected Bond Index Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.76	$9.77	$9.53	$9.64	$10.04	$11.36
Income from Investment Operations
Net investment income (loss)A	.168	.217	.162	.025	.182	.119
Net realized and unrealized gain (loss)	(.155)	(.024)	.207	(.114)	(.100)	(.772)
Total from investment operations	.013	.193	.369	(.089)	.082	(.653)
Distributions from net investment income	(.013)	(.010)	(.006)	(.005)	(.016)	(.004)
Distributions from net realized gain	–	(.193)	(.123)	(.016)	(.466)	(.663)
Total distributions	(.013)	(.203)	(.129)	(.021)	(.482)	(.667)
Net asset value, end of period	$9.76	$9.76	$9.77	$9.53	$9.64	$10.04
Total ReturnB,C	.13%	1.99%	3.88%	(.92)%	.80%	(5.77)%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	.06%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	- %F,G	.06%	.20%	.20%	.20%	.20%
Expenses net of all reductions	- %F,G	.06%	.20%	.20%	.20%	.20%
Net investment income (loss)	3.53%F	2.21%	1.65%	.26%	1.82%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$3,963,958	$2,402,297	$1,013,090	$770,606	$528,147	$581,043
Portfolio turnover rateH	23%F	25%	26%	33%	26%	44%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2018

1. Organization.

Fidelity Series Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Fidelity Series Inflation-Protected Bond Index Fund.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,091,334
Gross unrealized depreciation	(37,634,828)
Net unrealized appreciation (depreciation)	$(33,543,494)
Tax cost	$3,984,021,707

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,762,265)
Long-term	(744,236)
Total capital loss carryforward	$(3,506,501)

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,416 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $4,330.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2018	Year ended December 31, 2017
From net investment income
Series Inflation-Protected Bond Index	$3,233,407	$1,910,347
Class F	–	879,267
Total	$3,233,407	$2,789,614
From net realized gain
Series Inflation-Protected Bond Index	$–	$46,679,165
Total	$–	$46,679,165

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2018	Year ended December 31, 2017	Six months ended June 30, 2018	Year ended December 31, 2017
Series Inflation-Protected Bond Index
Shares sold	171,662,766	154,775,965	$1,672,371,470	$1,534,013,736
Reinvestment of distributions	333,273	4,947,523	3,233,405	48,066,686
Shares redeemed	(11,974,580)	(17,113,454)	(116,192,166)	(169,298,426)
Net increase (decrease)	160,021,459	142,610,034	$1,559,412,709	$1,412,781,996
Class F
Shares sold	–	12,892,638	$–	$127,272,808
Reinvestment of distributions	–	72,698	–	718,532
Shares redeemed	–	(139,393,057)	–	(1,382,793,802)
Net increase (decrease)	–	(126,427,721)	$–	$(1,254,802,462)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period-B January 1, 2018 to June 30, 2018
Series Inflation-Protected Bond Index	- %-C
Actual		$1,000.00	$1,001.30	$-
Hypothetical-D		$1,000.00	$1,024.79	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%

 D 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SIB-S-SANN-0818
1.899332.108

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 23, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 23, 2018